Exhibit 99.1

Hyundai Auto Receivables Trust 2011-A
Monthly Servicing Report

Collection Period	December 2014
Distribution Date	1/15/2015
Transaction Month	47
30/360 Days	30
Actual/360 Days	31

I. ORIGINAL DEAL PARAMETERS

Cut off Date:	January 1, 2011
Closing Date:	January 27, 2011

	Dollars	Units	WAC	WARM
Original Pool Balance:	$982,362,180.37	64,626	4.74%	58.35
Original Adj. Pool Balance:	$945,358,024.43

		Dollar Amount	% of Pool	Note Rate	Final Payment Date
Class A-1 Notes	Fixed	$228,000,000.00	23.209%	0.31830%	February 15, 2012
Class A-2 Notes	Fixed	$263,000,000.00	26.772%	0.69000%	November 15, 2013
Class A-3 Notes	Fixed	$247,000,000.00	25.143%	1.16000%	April 15, 2015
Class A-4 Notes	Fixed	$116,600,000.00	11.869%	1.78000%	December 15, 2015
Class B Notes	Fixed	$34,030,000.00	3.464%	2.45000%	April 15, 2016
Class C Notes	Fixed	$32,150,000.00	3.273%	3.00000%	June 15, 2017
Total Securities		$920,780,000.00	93.731%

Overcollateralization		$24,578,024.43	2.502%
YSOA		$37,004,155.94	3.767%
Total Original Pool Balance		$982,362,180.37	100.00%

II. POOL BALANCE AND PORTFOLIO INFORMATION

	Beginning of Period		Ending of Period		Change
	Balance	Pool Factor	Balance	Pool Factor
Class A-1 Notes	$-	-	$-	-	$-
Class A-2 Notes	$-	-	$-	-	$-
Class A-3 Notes	$-	-	$-	-	$-
Class A-4 Notes	$-	-	$-	-	$-
Class B Notes	$24,380,793.39	0.7164500	$16,600,742.11	0.4878267	$7,780,051.28
Class C Notes	$32,150,000.00	1.0000000	$32,150,000.00	1.0000000	$-
Total Securities	$56,530,793.39	0.0613945	$48,750,742.11	0.0529450	$7,780,051.28

Weighted Avg. Coupon (WAC)	4.84%		4.88%
Weighted Avg. Remaining Maturity (WARM)	17.81		17.00
Pool Receivables Balance	$92,156,268.70		$84,122,090.27
Remaining Number of Receivables	19,592		19,099

Adjusted Pool Balance	$90,091,003.26		$82,310,951.98

III. COLLECTIONS

Principal:
Principal Collections	$7,887,053.64
Repurchased Contract Proceeds Related to Principal	$-
Recoveries/Liquidation Proceeds	$101,258.03
Total Principal Collections	$7,988,311.67

Interest:
Interest Collections	$376,751.89
Late Fees & Other Charges	$22,964.10
Interest on Repurchase Principal	$-
Total Interest Collections	$399,715.99

Collection Account Interest	$191.78
Reserve Account Interest	$130.37
Servicer Advances	$-

Total Collections	$8,388,349.81

Hyundai Auto Receivables Trust 2011-A
Monthly Servicing Report

Collection Period	December 2014
Distribution Date	1/15/2015
Transaction Month	47
30/360 Days	30
Actual/360 Days	31

IV. DISTRIBUTIONS

Total Collections	$8,388,349.81
Reserve Account Available	$4,726,790.12
Total Available for Distribution	$13,115,139.93

		Amount Due	Interest Pymt Due but unpaid from prior periods	Amount Paid
1. Servicing Fee @1.00%:
Servicing Fee Due	1.00%	$76,796.89		$76,796.89	$76,796.89
Collection Account Interest					$191.78
Late Fees & Other Charges					$22,964.10
Total due to Servicer					$99,952.77

2. Class A Noteholders Interest:
Class A-1 Notes		$-		$-
Class A-2 Notes		$-		$-
Class A-3 Notes		$-		$-
Class A-4 Notes		$-		$-

Total Class A interest:		$-		$-	$-

3. First Priority Principal Distribution:		$-		$-	$-

4. Class B Noteholders Interest:		$49,777.45		$49,777.45	$49,777.45

5. Second Priority Principal Distribution:		$-		$-	$-

6. Class C Noteholders Interest:		$80,375.00		$80,375.00	$80,375.00

Available Funds Remaining:					$8,158,244.59

Reserve Account Release					$-
Reserve Account Draw					$-

7. Regular Principal Distribution Amount:					$7,780,051.28

		Distributable Amount		Paid Amount
Class A-1 Notes				$-
Class A-2 Notes				$-
Class A-3 Notes				$-
Class A-4 Notes				$-
Class A Notes Total:		$-		$-
Class B Notes Total:		$7,780,051.28		$7,780,051.28
Class C Notes Total:		$-		$-
Total Noteholders Principal		$7,780,051.28		$7,780,051.28

8. Required Deposit to Reserve Account					0.00

9. Trustee Expenses					0.00

10. Remaining Available Collections Released to Certificateholder					378,193.31

V. YIELD SUPPLEMENT OVERCOLLATERALIZATION AMOUNT (YSOA)

Beginning Period Required Amount	$2,065,265.44
Beginning Period Amount	$2,065,265.44
Current Period Amortization	$254,127.15
Ending Period Required Amount	$1,811,138.29
Ending Period Amount	$1,811,138.29
Next Distribution Date Amount	$1,576,214.90

Hyundai Auto Receivables Trust 2011-A
Monthly Servicing Report

Collection Period	December 2014
Distribution Date	1/15/2015
Transaction Month	47
30/360 Days	30
Actual/360 Days	31

VI. RESERVE ACCOUNT

Reserve Percentage of Initial Adjusted Pool Balance	0.50%
Beginning Period Required Amount	$4,726,790.12
Beginning Period Amount	$4,726,790.12
Current Period Release to Collection Account	$-
Current Period Deposit	$-
Current Period Release to Depositor	$-
Ending Period Required Amount (0.5% of APB of cut-off date)	$4,726,790.12
Ending Period Amount	$4,726,790.12

VII. OVERCOLLATERALIZATION

Overcollateralization Target	3.55%
Overcollateralization Floor	3.55%

	Beginning	Ending	Target
Overcollateralization Amount	$33,560,209.87	$33,560,209.87	$33,560,209.87
Overcollateralization as a % of Original Adjusted Pool	3.55%	3.55%	3.55%
Overcollateralization as a % of Current Adjusted Pool	37.25%	40.77%	40.77%

VIII. DELINQUENCY AND NET LOSS ACTIVITY

	Units Percent	Units	Dollars Percent	Dollar Amount
Current	98.13%	18,741	96.76%	$81,397,249.50
30 - 60 Days	1.47%	281	2.48%	$2,089,734.21
61 - 90 Days	0.34%	64	0.63%	$528,501.36
91 + Days	0.07%	13	0.13%	$106,605.20
		19,099		$84,122,090.27
Total
Delinquent Receivables 61 + days past due	0.40%	77	0.75%	$635,106.56
Delinquency Ratio 61+ for 1st Preceding Collection Period	0.41%	80	0.67%	$615,274.58
Delinquency Ratio 61+ for 2nd Preceding Collection Period	0.37%	75	0.60%	$600,002.91
Three-Month Average Delinquency Ratio	0.39%		0.67%

Repossession in Current Period		12		$94,324.15
Repossession Inventory		27		$62,855.14

Charge-Offs
Gross Principal of Charge-Off for Current Period				$147,124.79
Recoveries				$(101,258.03)
Net Charge-offs for Current Period				$45,866.76

Beginning Pool Balance for Current Period				$92,156,268.70

Net Loss Ratio				0.60%
Net Loss Ratio for 1st Preceding Collection Period				-0.55%
Net Loss Ratio for 2nd Preceding Collection Period				0.02%
Three-Month Average Net Loss Ratio for Current Period				0.02%

Cumulative Net Losses for All Periods				$6,089,550.40
Cumulative Net Losses as a % of Initial Pool Balance				0.62%

Principal Balance of Extensions				$471,665.74
Number of Extensions				68